CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Apr. 30, 2015 USD ($)
Issuance Cost of Common Stock	$ 880